Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 8. Subsequent Events

Sale of July Notes

During July 2017, we sold an additional $160,000 in principal of secured notes the (“July Notes”) and warrants to acquire 3,200,000 shares of Common Stock at $0.0825 per share. The July Notes are due in February 2018 and the warrants are exercisable through July 2022.

Issuance of New Debt

During August 2017, in conjunction with a new financing, all of the 2017 Notes, the July Notes and amounts due under a consulting agreement were exchanged for new AEPP Notes (the “August Notes”) with aggregate face amount of $1,837,522. In connection with this exchange, warrants to acquire 17,608,280 shares of Common Stock were exchanged for new warrants to acquire 24,500,290 shares of Common Stock (the “August Common Warrant”). Additionally, we sold for cash of $2,000,000 additional Notes with a face amount of $2,352,941 and August Common Warrants to acquire 31,372,547 shares of Common Stock at $0.09 per share.

The conversion rate of the August Notes and the exercise price of the August Common Warrant is subject to adjustment based on the trading price of our Common Stock at certain timepoints. Each holder of the August Notes may convert the principal balance of the note into Common Stock at the lower of (i) $0.075 per share, (ii) 75% of the 10-day average closing bid price of Common Stock for the period prior to the filing of a registration statement as described below (subject to a floor of $0.0375 per share), and (iii) 75% of the 10-day average closing bid price of the Common Stock for the 10-day period prior to the effective date of the registration statement (subject to a floor of $0.0375 per share).

In addition, we will be obligated to file one or more registration statements to register the shares of Common Stock issuable upon the conversion of the August Notes. The August Notes are due in seven installments commencing in February 2018, and bear interest at the rate of 10% per annum, payable quarterly. An additional 10% of the principal balance is due with each monthly payment.

Adjustments to the conversion price of the August Notes and exercise price of the August Common Warrants may result in an anti-dilution adjustment to our Series A Preferred Stock.

Sale of Convertible Notes in 2017

During 2017, we commenced the sale of units consisting of a convertible promissory note (the “2017 Notes”) and a warrant to acquire shares of Common Stock at $0.085 per share. The 2017 Notes are secured by the assets of the Company, but are subordinated to the secured notes sold in 2016 (see Note 4). As stated in Note 5, one holder of notes sold in 2016 has exchanged such notes for a new unit. As of May 25, 2017, we have issued approximately $1,321,000 in principal amount of 2017 Notes and warrants to acquire approximately 17,600,000 shares of Common Stock. These warrants are exercisable through May 2022, and were assigned a value of $347,160 using a Black-Scholes formula, which was recorded as a discount to the notes.

The maturity of the 2017 Notes is January 2018. At maturity, if we have not offered the noteholders an option to exchange the 2017 Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder may also receive an additional payment equal to 20% of the principal of the note. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $197,389 are being accreted as additional interest expense over the life of the notes.

The 2017 Notes and accrued interest are exchangeable at a 30% discount into such new equity offering. Interest of 10% is payable quarterly in arrears, and may be paid in our Common Stock at $0.075 per share. On March 31, 2017, we elected to pay accrued interest as of such date by issuing 178,100 shares of our Common Stock.

Acquisition of Voting Control of a Public Entity

On April 8, 2017, as discussed in Note 1, Oncolix acquired approximately 66% of the outstanding common stock of Advanced Environmental Petroleum Producers Inc. (“AEPP”), a public entity traded on the OTC pink sheets with limited or no operating activities and no indebtedness. On August 3, 2017, Oncolix merged into a wholly-owned subsidiary of AEPP and AEPP acquired all of the outstanding equity interest of Oncolix and assumed responsibility for the issuance of equity securities under Oncolix’s options, warrants and convertible debt as described further herein. This transaction is treated as a reverse acquisition of AEPP for financial accounting and reporting purposes. As such, Oncolix is treated as the acquirer for accounting and financial reporting purposes while AEPP is treated as the acquired entity for accounting and financial reporting purposes. Accordingly, these financial statements of AEPP for are those of Oncolix and reflect the operations, cash flows and stockholders’ equity of Oncolix during the periods indicated, but do not reflect the minority interest held by the remaining shareholders of AEPP until April 2017, when Oncolix acquired control of AEPP.

In the reverse merger, each stockholder of Oncolix received 20 shares of a substantially identical class of AEPP stock (Common or Series A Preferred, each with a par value of $0.0001) in exchange for each share of Oncolix (par value $0.001). In addition, each option or warrant became exercisable for 20 shares of the identical class of AEPP stock for each share of Oncolix, and the exercise price was adjusted by dividing the price per Oncolix share by 20. The shares of AEPP Common Stock owned by Oncolix were cancelled in the reverse merger. These financial statements have been adjusted to reflect the adjusted number of shares resulting from the exchange ratio in the reverse merger (the 20:1 exchange ratio), effectively a stock split for accounting purposes, and the adjustment of the par value to $0.0001. The authorized shares of capital stock are the authorized shares of AEPP.

Sale of July Notes

During July 2017, we sold an additional $160,000 in principal of secured notes the (“July Notes”) and warrants to acquire 3,200,000 shares of Common Stock at $0.0825 per share. The July Notes are due in February 2018 and the warrants are exercisable through July 2022.

Issuance of New Debt

During August 2017, in conjunction with a new financing, all of the 2017 Notes, the July Notes and amounts due under a consulting agreement were exchanged for new AEPP Notes (the “August Notes”) with aggregate face amount of $1,837,522. In connection with this exchange, warrants to acquire 17,608,280 shares of Common Stock were exchanged for new warrants to acquire 24,500,290 shares of Common Stock (the “August Common Warrant”). Additionally, we sold for cash of $2,000,000 additional Notes with a face amount of $2,352,941 and August Common Warrants to acquire 31,372,547 shares of Common Stock at $0.09 per share.

The conversion rate of the August Notes and the exercise price of the August Common Warrant is subject to adjustment based on the trading price of our Common Stock at certain timepoints. Each holder of the August Notes may convert the principal balance of the note into Common Stock at the lower of (i) $0.075 per share, (ii) 75% of the 10-day average closing bid price of Common Stock for the period prior to the filing of a registration statement as described below (subject to a floor of $0.0375 per share), and (iii) 75% of the 10-day average closing bid price of the Common Stock for the 10-day period prior to the effective date of the registration statement (subject to a floor of $0.0375 per share).

In addition, we will be obligated to file one or more registration statements to register the shares of Common Stock issuable upon the conversion of the August Notes. The August Notes are due in seven installments commencing in February 2018, and bear interest at the rate of 10% per annum, payable quarterly. An additional 10% of the principal balance is due with each monthly payment.

Adjustments to the conversion price of the August Notes and exercise price of the August Common Warrants may result in an anti-dilution adjustment to our Series A Preferred Stock.